ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2023
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

8.    ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The following table presents GFL’s accounts payable and accrued liabilities for the periods indicated:

	December 31, 2023	December 31, 2022
Accounts payable	$711.0	$656.7
Accrued liabilities	529.8	426.9
Accrued interest	89.3	88.8
Accrued payroll and benefits	141.2	137.2
Deferred revenue	207.8	248.1
	$1,679.1	$1,557.7